EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, age of eligibility	18 years
Employer matching contribution, percent of match	4.50%
Employer matching contribution, percent of employees' gross pay	6.00%
Payment for postretirement benefits	$ 2.9	$ 2.6	$ 2.5